Note 23 - Share Capital	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
23.	Share capital

a)

On April 9, 2024, the Company announced a share consolidation of the Company’s ordinary shares at a ratio of 10-to-1 (the “Share Consolidation”). The Share Consolidation was approved by the Company’s board of directors and was previously approved by the Company’s shareholders as described in the Company’s Report of Foreign Private Issuer on Form 6-K filed with the U.S. Securities and Exchange Commission on March 27, 2024. The Share Consolidation was effective on April 15, 2024. Following the Share Consolidation, the exercise price of the Company’s warrants, conversion price of the Company’s preference shares, and exercise or conversion prices of the Company’s other equity instruments will be adjusted proportionally in accordance with the Share Consolidation, and the par value of the Company’s ordinary shares increased from $0.0001 to $0.001.

b)

The Company issued 2,142,858 Series C Ordinary Share (the “Ordinary Shares”) Purchase Warrants (the “Series C Private Warrants”) associated with the securities purchase agreement entered on June 10, 2024. Each warrant sold at a price of $5.90 per ordinary share to the securities purchase agreement. The Series C Private Warrants will expire on the fifth anniversary of the date on which they become exercisable.

The Series C Private Warrants are classified as equity instruments under IFRS based on their fixed-for-fixed nature, as each warrant entitles the holder to acquire a fixed number of ordinary shares at a fixed exercise price. The warrants do not contain any features that would require or permit cash settlement, nor do they impose any contractual obligation on the Company to deliver cash or another financial asset. Accordingly, the fair value of the Series C Private Warrants was recognized within equity at the date of issuance, with no subsequent measurement.

Movements in the number of Series C Private Warrants outstanding were as follows:

	2025	2024
At January 1	1,542,858	-
Granted	-	2,142,858
Exercised	(1,342,858)	(600,000)
At December 31	200,000	1,542,858

c)

On July 2, 2025, the Company closed a registered direct offering pursuant to a prospectus supplement filed under its existing shelf registration statement on Form F-3. In the offering, the Company issued to a limited number of institutional investors, 2,529,946 ordinary shares at an offering price of $17.50 per ordinary share and pre-funded warrants (“PFW”) to purchase 3,470,054 ordinary shares at $17.4999 per PFW. Each PFW was immediately exercisable upon issuance at an exercise price of $0.0001 per share. Of the 2,529,946 ordinary shares issued in the offering, 1,485,978 ordinary shares were reissued from treasury shares held by the Company as of the issuance date. The PFWs were exercised in full during the year ended December 31, 2025.

In connection with the offering, the Company also issued 120,000 warrants to the placement agent to purchase up to 120,000 ordinary shares of the Company (the “Placement Agent Warrants”). The Placement Agent Warrants have an exercise price of $21.00 per ordinary share, are immediately exercisable and expire five years following the date of issuance. As of December 31, 2025, 120,000 Placement Agent Warrants remain outstanding.

All these warrants are classified as equity instruments under IFRS based on their fixed-for-fixed nature, as each warrant entitles the holder to acquire a fixed number of ordinary shares at a fixed exercise price. The warrants do not contain any features that would require or permit cash settlement, nor do they impose any contractual obligation on the Company to deliver cash or another financial asset.

Gross proceeds from the offering aggregated to $105,000,000, less cash offering transaction costs of $6,530,746, primarily attributable to placement agent fees of $6,150,000, with the remainder consisting of legal and other professional fees, substantially all of which were paid during the year ended December 31, 2025, with $6,000 remaining payable as of December 31, 2025, and non-cash transaction costs, which represent the issue-date fair value of the Placement Agent Warrants, of $2,187,206.

The net proceeds from the offering are intended to be used for working capital needs, including performance guarantees or bid bonds, fulfillment of statutory capital reserve requirements for project bids, growth initiatives related to previously announced acquisitions, and other general corporate purposes.

d)	The following table sets forth the Company’s authorized share capital and its issued and outstanding share capital:

	As of December 31,
	2025			2024
	No. of Shares	Par value per share	Amount	No. of Shares	Par value per share	Amount
Authorized share capital
Ordinary share capital	73,500,000	$0.001	$73,500	73,500,000	$0.001	$73,500
Preference share capital	15,000,000	$0.0001	1,500	15,000,000	$0.0001	1,500
			$75,000			$75,000

Issued and outstanding share capital
Ordinary share capital	26,356,512	$0.001	$26,356	19,443,242	$0.001	$19,443
Preference share capital	-	$0.0001	-	-	$0.0001	-
			$26,356			$19,443

e)	Movements in the number of the Company’s ordinary shares outstanding were as follows:

	2025	2024
At January 1	18,058,135	7,565,099
Shares issued against:
Cash (Refer to Note 23)	2,529,946	2,265,240
Share-based payment for services (Refer to Note 19(a), (b) and (c))	15,000	11,761
Exercise of stock options (Refer to Note 19(d))	6,178	-
Restricted share units (Refer to Note 19(e))	379,718	68,992
Exercise of stock warrants (Refer to Note 21, Note 23(b) and (c))	6,019,162	2,218,750
Exercise of convertible preference shares (Refer to Note 22)	-	7,032,012
Cancellation of shares held in escrow, net of reissuance	(550,756)	-
Acquisition of treasury stock (Refer to Note 23(f))	(268,411)	(1,103,618)
Effects of Share consolidation (Refer to Note 23(a))	-	(101)
At December 31	26,188,972	18,058,135

f)	Movements in the number of the Company’s treasury shares are as follows:

	2025	2024
At January 1	1,385,107	281,489
Acquisition of treasury stock (1)	268,411	1,103,618
Reissuance of treasury stock (Refer to Note 23 (c))	(1,485,978)	-
At December 31	167,540	1,385,107

(1)

In 2025 and 2024, 268,411 and 1,103,618 shares were repurchased at a weighted average purchase price of $14.55 and $3.29 per share, for a total consideration of $3,904,123 and $3,626,488, respectively. Repurchased shares were recorded as treasury shares and are held until the Company’s board of directors designates them for retirement or used for other purposes. As of December 31, 2025 and 2024, liabilities related to the acquisition of treasury shares amounted to $400,720 and $nil, respectively, and are presented within Note 17.